Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities

	December 31, 2014				December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$1,816	$11	$—	$1,827	$2,317	$48	$—	$2,365
Obligations of states and
political subdivisions	41,382	722	8	42,096	41,027	627	106	41,548
Mortgage-backed securities:
U.S. government agencies	185,831	3,470	1,973	187,328	282,653	2,765	7,310	278,108
Private label	1,700	8	4	1,704	2,184	16	3	2,197
Trust preferred
securities	9,763	425	1,152	9,036	12,943	2,113	1,900	13,156
Corporate securities	7,806	204	693	7,317	9,788	183	843	9,128
Total Debt Securities	248,298	4,840	3,830	249,308	350,912	5,752	10,162	346,502
Marketable equity securities	2,131	1,082	—	3,213	3,334	1,339	—	4,673
Investment funds	1,525	—	3	1,522	1,525	—	40	1,485
Total Securities
Available-for-Sale	$251,954	$5,922	$3,833	$254,043	$355,771	$7,091	$10,202	$352,660

Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities

	December 31, 2014				December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
U.S. government agencies	$86,742	$2,733	$—	$89,475	$—	$—	$—	$—
Trust preferred securities	$4,044	$672	$—	$4,716	$4,117	$1,218	$—	$5,335
Total Securities
Held-to-Maturity	$90,786	$3,405	$—	$94,191	$4,117	$1,218	$—	$5,335

Other investment securities:
Non-marketable equity securities	$9,857	$—	$—	$9,857	$13,343	$—	$—	$13,343
Total Other Investment
Securities	$9,857	$—	$—	$9,857	$13,343	$—	$—	$13,343

Gross Unrealized Losses And Fair Value Of Investments
The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2014
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$1,559	$3	$125	$5	$1,684	$8
Mortgage-backed securities:
U.S. Government agencies	—	—	60,122	1,973	60,122	1,973
Private label	1,277	4	—	—	1,277	4
Trust preferred securities	—	—	4,760	1,152	4,760	1,152
Corporate securities	—	—	4,049	693	4,049	693
Investment funds	—	—	1,496	3	$1,496	$3
Total	$2,836	$7	$70,552	$3,826	$73,388	$3,833

	December 31, 2013
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$5,600	$87	$243	$19	$5,843	$106
Mortgage-backed securities:
U.S. Government agencies	195,661	7,113	5,040	197	200,701	7,310
Private label	1,491	3	—	—	1,491	3
Trust preferred securities	—	—	4,400	1,900	4,400	1,900
Corporate securities	5,881	843	—	—	5,881	843
Investment funds	$1,460	$40	$—	$—	$1,460	$40
Total	$210,093	$8,086	$9,683	$2,116	$219,776	$10,202

Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings
The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings (in thousands).  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

	Debt Securities	Equity Securities	Total

Balance, January 1, 2013	$21,186	$4,813	$25,999
Additions:
Additional credit impairment	—	—	—
Deductions:
Sold	—	(115)	(115)
Balance, December 31, 2013	21,186	4,698	25,884
Additions:
Additional credit impairment	—	—	—
Deductions:
Sold	—	(3,114)	(3,114)
Balance, December 31, 2014	$21,186	$1,584	$22,770

Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade
The following table presents additional information about the Company’s trust preferred securities with a credit rating of below investment grade as of December 31, 2014 (dollars in thousands):

Deal Name	Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
	Pooled trust preferred securities:
	Available for Sale:
P1	Pooled	Mezz	$698	$75	$358	$283	Caa1	6	19.5%	20.0%	(2)	65.7%
P2	Pooled	Mezz	2,535	—	—	—	Ca	3	22.3	—	(2)	—
P3	Pooled	Mezz	2,962	1,419	710	(709)	Caa3	16	23.5	7.1	(2)	—
P5	Pooled	Mezz	5,877	512	554	42	Ca	7	19.8	20.0	(2)	62.7

	Held-to-Maturity:
P6	Pooled	Mezz	1,351	44	717	673	Caa1	6	19.5	20.0	(2)	65.7
P7	Pooled	Mezz	3,367	—	—	—	Ca	3	22.3	—	(2)	—

	Single issuer trust preferred securities
	Available for sale:
S5	Single		261	235	249	14	NR	1	—	—

	Held-to-Maturity:
S9	Single		4,000	4,000	4,000	—	NR	1	—	—

(1)
The differences noted consist of unrealized losses recorded at December 31, 2014 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)
Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity
The amortized cost and estimated fair value of debt securities at December 31, 2014, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$8,602	$8,633
Due after one year through five years	17,854	18,406
Due after five years through ten years	28,144	28,724
Due after ten years	193,698	193,545
	$248,298	$249,308

Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	90,786	94,191
	$90,786	$94,191

Gross Gains And Losses Realized
Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2014	2013	2012

Gross realized gains	$1,256	$764	$1,776
Gross realized losses	(100)	—	(246)
Investment security gains (losses)	$1,156	$764	$1,530